Average Annual Total Returns - FidelitySustainableLowDurationBondETF-PRO - FidelitySustainableLowDurationBondETF-PRO - Fidelity Sustainable Low Duration Bond ETF	Dec. 30, 2024
Fidelity Sustainable Low Duration Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	5.38%
Since Inception	3.81%	[1]
Fidelity Sustainable Low Duration Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.33%
Since Inception	2.24%	[1]
Fidelity Sustainable Low Duration Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.15%
Since Inception	2.24%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	0.76%
IXXXY
Average Annual Return:
Past 1 year	4.59%
Since Inception	2.94%

[1]	A From April 19, 2022 .